Condensed Consolidated Statements of Cash Flow - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Cash flows from operating activities:
Net loss	$ (4,444)	$ (2,225)
Adjustments to reconcile net loss to net cash provided by operating activities:
Performance participation allocation	2,237	0
Income from unconsolidated entities, net	(1,686)	(35)
Depreciation and amortization	4,979	0
Share-based compensation	58	0
Straight-line rents	(412)	0
Amortization of below-market leases	(146)	0
Amortization of deferred financing costs	495	0
Unrealized gain on real estate-related securities, net	(3)	0
Distributions of earnings from investments in unconsolidated entities	701	0
Other items	51	0
Change in assets and liabilities, net of assets and liabilities acquired in acquisitions:
Increase in other assets	(786)	(956)
Increase in due to affiliates	3,380	3,944
Increase in accounts payable, accrued expenses and other liabilities	530	4
Net cash provided by operating activities	4,954	732
Cash flows from investing activities:
Investments in unconsolidated entities	(13,806)	(56,963)
Acquisitions of real estate	(237,848)	0
Capital improvements to real estate	(2,923)	0
Purchase of real estate-related securities	(5,909)	0
Proceeds from sale of real estate-related securities	2,222	0
Distributions of capital from investments in unconsolidated entities	4,580	0
Net cash used in investing activities	(253,684)	(56,963)
Cash flows from financing activities:
Proceeds from issuance of redeemable common stock	123,475	43,973
Repurchase of redeemable common stock	(22,000)	0
Proceeds from issuance of common stock	37,303	4,591
Proceeds from revolving credit facility	133,500	8,100
Repayment of revolving credit facility	(111,700)	0
Borrowings from mortgages payable	98,000	0
Payment of deferred financing costs	(2,003)	0
Common stock distributions	(7,163)	0
Preferred stock dividends	(4)	0
Contributions from non-controlling interests	1,127	0
Net cash provided by financing activities	250,535	56,664
Net change in cash and cash equivalents and restricted cash	1,805	433
Cash and cash equivalents and restricted cash, beginning of period	3,718	200
Cash and cash equivalents and restricted cash, end of period	5,523	633
Reconciliation of cash and cash equivalents and restricted cash to the condensed consolidated balance sheets:
Cash and cash equivalents	4,581	633
Restricted cash	942	0
Total cash and cash equivalents and restricted cash	5,523	633
Supplemental disclosures:
Interest paid	1,046	4
Non-cash investing and financing activities:
Assumption of assets and liabilities in conjunction with acquisitions of real estate, net	526	180
Acquired non-controlling interests	4	0
Accrued capital expenditures	85	0
Accrued preferred dividends	2	0
Distributions payable	996	0
Distribution reinvestment	60	0
Accrued offering costs due to affiliates	3,105	0
Adjustment to carrying value of redeemable common stock	$ 18,925	$ 0